LVIP BlackRock Global Real Estate Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.17%
Australia–2.84%
Centuria Capital Group	1,288,135	$ 2,080,268
Centuria Industrial REIT	1,835,437	4,111,386
Goodman Group	162,003	2,097,521
Vicinity Centres	3,211,198	3,206,715
		11,495,890
Belgium–1.02%
Aedifica	34,017	4,154,502
		4,154,502
Canada–2.70%
Allied Properties Real Estate Investment Trust	225,044	6,058,974
Canadian Apartment Properties REIT	139,552	4,868,154
		10,927,128
China–0.43%
†Chindata Group Holdings Adr	108,903	1,767,496
		1,767,496
France–0.47%
Klepierre	135,276	1,893,590
		1,893,590
Germany–7.31%
Aroundtown	1,204,735	6,047,588
Deutsche Wohnen	142,597	7,126,892
Vonovia	239,851	16,442,486
		29,616,966
Hong Kong–7.26%
†ESR Cayman	2,216,600	6,921,151
Link REIT	858,400	7,034,061
New World Development	1,177,250	5,746,992
Sun Hung Kai Properties	735,500	9,478,037
SUNeVision Holdings	304,000	249,202
		29,429,443
Japan–11.82%
Activia Properties	1,050	3,998,860
Comforia Residential REIT	887	2,585,749
Ichigo Office REIT Investment	3,497	2,542,174
Japan Hotel REIT Investment	3,380	1,670,073
Japan Real Estate Investment	1,153	5,894,756
Kenedix Office Investment	878	5,266,809
MCUBS MidCity Investment	1,870	1,443,881
Mitsui Fudosan	502,000	8,735,639
†Mitsui Fudosan Logistics Park	759	3,627,010
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Orix JREIT	944	$ 1,452,450
Sumitomo Realty & Development	184,400	5,458,813
Tokyu Fudosan Holdings	1,211,800	5,234,623
		47,910,837
Malta–0.00%
=†πAZ. BGP Holdings	4,536,115	0
		0
Netherlands–0.52%
Cromwell European Real Estate Investment Trust	3,662,900	2,092,031
		2,092,031
Norway–1.09%
Entra	313,687	4,408,225
		4,408,225
Philippines–0.27%
AREIT	2,063,655	1,098,232
		1,098,232
Singapore–1.27%
Frasers Logistics & Commercial Trust	2,677,200	2,741,211
Lendlease Global Commercial REIT	4,776,151	2,401,015
		5,142,226
Spain–1.65%
Cellnex Telecom	75,914	4,608,178
Inmobiliaria Colonial Socimi	254,265	2,098,604
		6,706,782
Sweden–1.10%
Kungsleden	469,280	4,442,297
		4,442,297
Thailand–0.27%
Asset World NVDR	10,033,100	1,115,855
		1,115,855
United Kingdom–5.78%
Assura	3,789,891	3,772,399
Big Yellow Group	194,404	2,605,843
Derwent London	95,185	3,151,516
LondonMetric Property	934,621	2,673,169
Segro	597,413	7,179,432
†UNITE Group	373,569	4,039,278
		23,421,637
LVIP BlackRock Global Real Estate Fund–1

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–53.37%
Alexandria Real Estate Equities	38,857	$ 6,217,120
American Homes 4 Rent Class A	265,820	7,570,554
†Apple Hospitality REIT	187,929	1,805,998
Boston Properties	97,192	7,804,518
CareTrust REIT	301,625	5,367,417
Cousins Properties	255,316	7,299,484
Digital Realty Trust	100,089	14,689,062
†EPR Properties	255,449	7,024,847
Equinix	4,798	3,647,104
Equity Residential	216,423	11,108,993
Extra Space Storage	97,498	10,431,311
Federal Realty Investment Trust	56,727	4,166,031
Healthcare Trust of America Class A	146,047	3,797,222
Healthpeak Properties	228,722	6,209,802
Hudson Pacific Properties	166,945	3,661,104
Mid-America Apartment Communities	74,023	8,582,967
Pebblebrook Hotel Trust	149,793	1,876,906
Plymouth Industrial REIT	153,717	1,896,868
Prologis	255,831	25,741,715
Regency Centers	146,100	5,554,722
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Rexford Industrial Realty	200,129	$ 9,157,903
RLJ Lodging Trust	366,522	3,174,080
Simon Property Group	94,581	6,117,499
Spirit Realty Capital	202,888	6,847,470
STAG Industrial	140,581	4,286,315
Sun Communities	62,100	8,731,881
Switch Class A	153,058	2,389,235
UDR	217,669	7,098,186
VEREIT	565,769	3,677,498
VICI Properties	324,363	7,580,363
Welltower	231,240	12,739,012
		216,253,187
Total Common Stock (Cost $360,714,091)		401,876,324

MONEY MARKET FUND–1.40%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.02%)	5,661,769	5,661,769
Total Money Market Fund (Cost $5,661,769)		5,661,769

TOTAL INVESTMENTS–100.57% (Cost $366,375,860)	407,538,093
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.57)%	(2,314,444)
NET ASSETS APPLICABLE TO 51,490,772 SHARES OUTSTANDING–100.00%	$405,223,649

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2020, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Security
Investment	Date of Acquisition	Cost	Value
AZ. BGP Holdings	8/6/2009	$—	$—

The following foreign currency exchange contracts were outstanding at September 30, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	69,000	USD	(80,145)	10/15/20	$780	$—
BCLY	EUR	774,000	USD	(917,394)	10/15/20	—	(9,630)
LVIP BlackRock Global Real Estate Fund–2

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	GBP	459,000	USD	(596,576)	10/15/20	$—	$(4,260)
BCLY	GBP	(81,000)	USD	103,182	10/15/20	—	(1,344)
BOA	CAD	39,000	USD	(29,601)	10/15/20	—	(310)
BOA	EUR	(1,061,000)	USD	1,260,292	10/15/20	15,929	—
BOA	EUR	190,000	USD	(224,392)	10/15/20	—	(1,556)
BOA	EUR	(337,000)	USD	394,600	10/15/20	—	(641)
BOA	GBP	30,000	USD	(39,357)	10/15/20	—	(644)
BOA	GBP	(1,420,000)	USD	1,861,884	10/15/20	29,448	—
BOA	JPY	25,559,000	USD	(242,046)	10/15/20	341	—
BOA	JPY	(108,175,000)	USD	1,018,831	10/15/20	—	(7,036)
BOA	JPY	86,285,000	USD	(818,626)	10/15/20	—	(351)
BOA	NOK	(19,898,000)	USD	2,120,409	10/15/20	—	(12,882)
BOA	NOK	674,000	USD	(74,113)	10/15/20	—	(1,852)
BOA	THB	(24,320,000)	USD	775,387	10/15/20	7,924	—
CITI	HKD	5,379,000	USD	(693,929)	10/15/20	104	—
CITI	JPY	(53,286,000)	USD	510,617	10/15/20	5,285	—
CITI	JPY	17,711,000	USD	(167,882)	10/15/20	78	—
CITI	SGD	84,000	USD	(61,077)	10/15/20	460	—
CITI	SGD	36,000	USD	(26,399)	10/15/20	—	(25)
DB	CAD	41,000	USD	(30,307)	10/15/20	486	—
DB	EUR	352,000	USD	(418,383)	10/15/20	—	(5,550)
DB	EUR	502,000	USD	(585,190)	10/15/20	3,565	—
DB	GBP	344,000	USD	(450,652)	10/15/20	—	(6,737)
DB	GBP	76,000	USD	(97,839)	10/15/20	236	—
DB	ILS	3,327,000	USD	(968,359)	10/15/20	2,958	—
DB	JPY	31,496,000	USD	(297,542)	10/15/20	1,148	—
DB	JPY	79,314,000	USD	(753,074)	10/15/20	—	(908)
DB	SEK	1,333,000	USD	(152,188)	10/15/20	—	(3,323)
GSI	HKD	(19,516,000)	USD	2,517,794	10/15/20	—	(286)
GSI	JPY	(17,449,000)	USD	166,169	10/15/20	693	—
GSI	SEK	2,372,000	USD	(270,102)	10/15/20	—	(5,207)
GSI	SGD	10,789,000	USD	(7,774,937)	10/15/20	128,922	—
GSI	SGD	(1,567,000)	USD	1,143,307	10/15/20	—	(4,654)
GSI	SGD	46,000	USD	(33,875)	10/15/20	—	(176)
HSBC	AUD	1,600,000	USD	(1,156,738)	10/15/20	—	(10,700)
HSBC	GBP	283,000	USD	(366,419)	10/15/20	—	(1,222)
HSBC	HKD	(37,015,000)	USD	4,774,880	10/15/20	—	(1,032)
HSBC	HKD	(8,172,000)	USD	1,054,410	10/15/20	6	—
HSBC	HKD	5,118,000	USD	(660,281)	10/15/20	76	—
HSBC	HKD	1,771,000	USD	(228,513)	10/15/20	—	(7)
HSBC	NOK	373,000	USD	(41,224)	10/15/20	—	(1,234)
HSBC	PHP	(49,698,000)	USD	1,011,252	10/15/20	—	(14,106)
HSBC	SEK	18,008,000	USD	(1,972,041)	10/15/20	39,019	—
HSBC	SGD	2,213,000	USD	(1,611,619)	10/15/20	9,593	—
HSBC	SGD	851,000	USD	(624,564)	10/15/20	—	(1,135)
JPMC	AUD	(7,077,000)	USD	4,941,782	10/15/20	—	(127,287)
JPMC	AUD	4,724,000	USD	(3,375,439)	10/15/20	8,238	—
JPMC	AUD	(1,790,000)	USD	1,283,428	10/15/20	1,298	—
JPMC	AUD	5,051,000	USD	(3,671,174)	10/15/20	—	(53,275)
JPMC	CAD	(89,000)	USD	65,756	10/15/20	—	(1,086)
JPMC	CAD	(540,000)	USD	407,472	10/15/20	1,910	—
JPMC	EUR	(1,087,000)	USD	1,240,449	10/15/20	—	(34,408)
JPMC	EUR	85,000	USD	(98,234)	10/15/20	1,455	—
JPMC	EUR	2,983,000	USD	(3,529,672)	10/15/20	—	(31,146)
JPMC	EUR	(4,678,000)	USD	5,554,424	10/15/20	67,964	—
JPMC	GBP	232,000	USD	(298,707)	10/15/20	677	—
JPMC	GBP	(75,000)	USD	97,860	10/15/20	1,076	—
JPMC	GBP	2,250,000	USD	(2,958,182)	10/15/20	—	(54,673)
JPMC	HKD	(126,000)	USD	16,252	10/15/20	—	(6)
JPMC	JPY	209,963,000	USD	(1,964,581)	10/15/20	26,581	—
LVIP BlackRock Global Real Estate Fund–3

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	JPY	17,449,000	USD	(166,284)	10/15/20	$—	$(809)
JPMC	JPY	(31,793,000)	USD	301,567	10/15/20	62	—
JPMC	JPY	(43,635,000)	USD	412,027	10/15/20	—	(1,781)
JPMC	NOK	(14,943,000)	USD	1,692,924	10/15/20	90,865	—
JPMC	NOK	1,613,000	USD	(179,153)	10/15/20	—	(6,222)
JPMC	SEK	12,155,000	USD	(1,385,458)	10/15/20	—	(28,038)
SCB	AUD	1,224,000	USD	(868,542)	10/15/20	8,176	—
SCB	AUD	(865,000)	USD	625,482	10/15/20	5,906	—
SCB	AUD	686,000	USD	(498,461)	10/15/20	—	(7,097)
SCB	CAD	254,000	USD	(192,880)	10/15/20	—	(2,116)
SCB	CHF	5,510,000	USD	(5,868,731)	10/15/20	116,120	—
SCB	CHF	(716,000)	USD	788,966	10/15/20	11,261	—
SCB	EUR	802,000	USD	(933,190)	10/15/20	7,412	—
SCB	EUR	59,000	USD	(69,780)	10/15/20	—	(584)
SCB	EUR	(505,000)	USD	603,698	10/15/20	11,423	—
SCB	GBP	(676,000)	USD	847,683	10/15/20	—	(24,660)
SCB	GBP	122,000	USD	(157,878)	10/15/20	—	(443)
SCB	HKD	3,929,000	USD	(506,844)	10/15/20	100	—
SCB	JPY	101,677,000	USD	(958,885)	10/15/20	5,357	—
SCB	JPY	(78,762,000)	USD	747,773	10/15/20	841	—
SCB	JPY	(3,536,000)	USD	33,406	10/15/20	—	(128)
SCB	JPY	74,111,000	USD	(709,537)	10/15/20	—	(6,712)
SCB	NOK	(2,002,000)	USD	229,103	10/15/20	14,465	—
SSB	AUD	149,000	USD	(106,319)	10/15/20	406	—
SSB	AUD	(2,283,000)	USD	1,655,002	10/15/20	19,750	—
SSB	AUD	405,000	USD	(294,824)	10/15/20	—	(4,733)
SSB	CAD	1,038,000	USD	(783,470)	10/15/20	—	(3,889)
SSB	CAD	(633,000)	USD	483,874	10/15/20	8,465	—
SSB	EUR	5,000	USD	(5,925)	10/15/20	—	(61)
SSB	EUR	(69,000)	USD	82,079	10/15/20	1,154	—
SSB	GBP	(4,957,000)	USD	6,261,944	10/15/20	—	(134,808)
SSB	GBP	58,000	USD	(73,187)	10/15/20	1,660	—
SSB	GBP	(403,000)	USD	530,208	10/15/20	10,158	—
SSB	HKD	29,879,000	USD	(3,854,895)	10/15/20	284	—
SSB	HKD	(19,455,000)	USD	2,509,720	10/15/20	—	(488)
SSB	JPY	(642,023,257)	USD	6,024,013	10/15/20	—	(64,551)
SSB	JPY	(34,557,000)	USD	328,699	10/15/20	981	—
SSB	JPY	570,046,000	USD	(5,333,210)	10/15/20	72,764	—
SSB	NOK	3,288,000	USD	(369,334)	10/15/20	—	(16,824)
SSB	NZD	1,855,000	USD	(1,220,181)	10/15/20	7,000	—
SSB	SEK	4,756,000	USD	(547,035)	10/15/20	—	(15,904)
SSB	SEK	(6,485,000)	USD	745,962	10/15/20	21,744	—
SSB	SGD	263,000	USD	(191,516)	10/15/20	1,154	—
SSB	SGD	(46,000)	USD	33,446	10/15/20	—	(252)
UBS	AUD	1,020,000	USD	(731,142)	10/15/20	—	(543)
UBS	AUD	(143,000)	USD	103,890	10/15/20	1,463	—
UBS	AUD	747,000	USD	(525,128)	10/15/20	9,928	—
UBS	CAD	41,000	USD	(31,162)	10/15/20	—	(369)
UBS	EUR	(1,114,000)	USD	1,312,183	10/15/20	5,660	—
UBS	EUR	55,000	USD	(65,179)	10/15/20	—	(673)
UBS	GBP	31,000	USD	(39,872)	10/15/20	132	—
UBS	HKD	9,954,000	USD	(1,284,180)	10/15/20	150	—
UBS	HKD	(5,871,000)	USD	757,538	10/15/20	24	—
UBS	JPY	(12,669,000)	USD	118,275	10/15/20	—	(1,870)
UBS	JPY	32,192,000	USD	(304,907)	10/15/20	382	—
UBS	SEK	8,766,000	USD	(1,003,280)	10/15/20	—	(24,328)
UBS	SGD	1,000	USD	(719)	10/15/20	13	—
UBS	SGD	26,000	USD	(19,146)	10/15/20	—	(99)
Total Foreign Currency Exchange Contracts						$791,510	$(746,671)
LVIP BlackRock Global Real Estate Fund–4

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
NOK–Norwegian Krone
NVDR–Non-Voting Depository Receipt
NZD–New Zealand Dollar
PHP–Philippine Peso
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
THB–Thailand Baht
USD–United States Dollar
See accompanying notes.
LVIP BlackRock Global Real Estate Fund–5

LVIP BlackRock Global Real Estate Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Real Estate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Other debt securities, credit default swap contracts, total return swap contracts, inflation swap contracts, interest rate swap contracts and contract for differences are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP BlackRock Global Real Estate Fund–6

LVIP BlackRock Global Real Estate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$11,495,890	$—	$11,495,890
Belgium	—	4,154,502	—	4,154,502
Canada	10,927,128	—	—	10,927,128
China	1,767,496	—	—	1,767,496
France	—	1,893,590	—	1,893,590
Germany	—	29,616,966	—	29,616,966
Hong Kong	—	29,429,443	—	29,429,443
Japan	—	47,910,837	—	47,910,837
Malta	—	—	—*	—
Netherlands	—	2,092,031	—	2,092,031
Norway	—	4,408,225	—	4,408,225
Philippines	1,098,232	—	—	1,098,232
Singapore	—	5,142,226	—	5,142,226
Spain	—	6,706,782	—	6,706,782
Sweden	—	4,442,297	—	4,442,297
Thailand	—	1,115,855	—	1,115,855
United Kingdom	—	23,421,637	—	23,421,637
United States	216,253,187	—	—	216,253,187
Money Market Fund	5,661,769	—	—	5,661,769
Total Investments	$235,707,812	$171,830,281	$—	$407,538,093
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$791,510	$—	$791,510
Liabilities:
Foreign Currency Exchange Contracts	$—	$(746,671)	$—	$(746,671)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing international fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP BlackRock Global Real Estate Fund–7